LEASES (Tables)	12 Months Ended
Dec. 31, 2013
LEASES
Schedule of future minimum lease payments under capital leases by years and the present value of the minimum lease payments

The following is a schedule showing the future minimum lease payments under capital leases by years and the present value of the minimum lease payments as of December 31, 2013.

Year Ending
December 31,
2014	$1,523,229
2015	784,925
2016	150,572
2017	—
Total minimum lease payments required	2,458,726
Less: Amount representing interest	(133,751)
Present value of minimum lease payments	2,324,975
Less current maturities	(1,423,268)
$901,707

Schedule by years of future minimum rental payments required under the operating leases

The following is a schedule by years of future minimum rental payments required under the operating leases as of December 31, 2013:

2014	$642,340
2015	467,755
2016	371,354
2017	244,845
2018 and thereafter	104,934
Total minimum payments required	$1,831,228